Other Current Assets and NonCurrent Assets	6 Months Ended
Jun. 30, 2024
Other Current Assets and NonCurrent Assets [Abstract]
OTHER CURRENT ASSETS AND NONCURRENT ASSETS

8. OTHER CURRENT ASSETS AND NONCURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited）
Value-added tax recoverable	8,887	9,036	1,243
Loans to third parties	18,827	19,217	2,644
Refund receivable from supplier	2,746	2,746	378
Prepayment	42,599	43,603	6,000
Deposit in Escrow account	21,300	-	-
Deposits	1,828	2,091	288
Staff advances	422	494	68
Others	692	1,132	157
Less: Allowance for doubtful accounts	(2,488)	(2,353)	(324)
	94,813	75,966	10,454

An analysis of the doubtful accounts was as follows:

	December 31	June 30
	2023	2024
	RMB	RMB	US$
		(Unaudited）
Balance at beginning of the period	(1,435)	(2,488)	(342)
Additional (allowance)/reversal for doubtful accounts	(1,053)	135	18
Balance at the end of the period	(2,488)	(2,353)	(324)

Other non-current assets consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Loans to third parties (i)	36,029	36,865	5,073

(i)	On March 31, 2023, the Company entered into a five-year loan agreement with Worthy Credit Limited (“Worthy Credit”), pursuant to which the Company provides a loan of $5,000 to Worthy Credit bearing an interest rate of 2% per annum. Worthy Credit shall provide loan services to the Company’s customers who purchase the Company’s products sold in Hong Kong. As a result, the Company shall expect to promote its sourcing services, product sales as well as battery-swapping services in Hong Kong. As of the date of this report, no loan has yet been granted to any customers, since there has been no contract entered into yet with any dealers or purchasers of battery swapping stations.